Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Other intangible assets
	2020			2019
end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	24	(24)	0	27	(26)	1
Client relationships	30	0	30	20	(2)	18
Other	(3)	4	1	(3)	4	1
Total amortizing other intangible assets	51	(20)	31	44	(24)	20
Non-amortizing other intangible assets	206	–	206	271	–	271
of which mortgage servicing rights, at fair value	180	–	180	244	–	244
Total other intangible assets	257	(20)	237	315	(24)	291

Additional information	Additional information
in	2020	2019	2018
Aggregate amortization and impairment (CHF million)
Aggregate amortization	6	5	8
Impairment	2	5	1

Estimated amortization	Estimated amortization
Estimated amortization (CHF million)
2021	2
2022	2
2023	2
2024	1
2025	1

Bank
Other intangible assets
	2020			2019
end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	24	(24)	0	27	(26)	1
Client relationships	30	0	30	20	(2)	18
Other	(3)	3	0	(3)	4	1
Total amortizing other intangible assets	51	(21)	30	44	(24)	20
Non-amortizing other intangible assets	207	–	207	271	–	271
of which mortgage servicing rights, at fair value	180	–	180	244	–	244
Total other intangible assets	258	(21)	237	315	(24)	291

Additional information	Additional information
in	2020	2019	2018
Aggregate amortization and impairment (CHF million)
Aggregate amortization	6	5	8
Impairment	2	5	1

Estimated amortization	Estimated amortization
Estimated amortization (CHF million)
2021	2
2022	2
2023	2
2024	1
2025	1